SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
SHARE-BASED COMPENSATION
Summary of significant assumptions used to estimate the fair value of stock options

2023
Suboptimal exercise factor	2.80
Risk-free interest rate	3.61%
Volatility	49.31%
Dividend yield	0.80%
Life of option	10 years

Summary of the Group's share option activity under the option plans

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$’million
Share options outstanding at January 1, 2023	—	—	—	—
Granted	28,625,350	2.80	—	—
Adjusted for performance conditions	(106,250)	2.80	—	—
Share options outstanding at December 31, 2023	28,519,100	2.80	9.41	16
Share options vested or expected to vest at December 31, 2023	26,429,100	2.80	9.41	14
Share options exercisable at December 31, 2023	—	—	—	—

Summary of the Group's nonvested restricted stock activity

		Weighted Average Grant
	Number of Restricted	Date
	Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2023	76,939,150	1.88
Granted	31,881,420	3.67
Forfeited	(2,070,020)	1.62
Vested	(10,033,350)	1.56
Adjusted for performance conditions	(1,655,900)	0.70
Nonvested restricted stocks outstanding at December 31, 2023	95,061,300	2.54

Schedule of share-based compensation expense recognized

	Years Ended December 31,
	2021	2022	2023
Hotel operating costs	39	33	31
Selling and marketing expenses	4	4	6
General and administrative expenses	66	50	106
Total	109	87	143